EXHIBIT G.1.a.vi.

Please note that this amendment is being filed to reflect the following changes:

Item C.3.b. – Type of Fund.

This item was updated to reflect N/A for all funds.

Item C.7. – Reliance on Certain Rules.

This item was updated on behalf of all funds to reflect reliance on the following rules:

·	Item C.7.j. Rule 32a-4 (17 CFR 270.32a-4); and
·	Item C.7.k. Rule 6c-11 (17 CFR 270.6c-11)

As this is an amended filing, Item B.4.a. Initial or final filings and Item C.1. Background Information have been updated to reflect No.